Revenue	12 Months Ended
Dec. 31, 2020
Revenue
Revenue

5       Revenue

	2020	2019	2018
Aeronautical revenue	219,995	723,996	716,172
Non aeronautical revenue
Commercial revenue	259,713	481,900	507,015
Construction service revenue	125,778	350,264	198,417
Other revenue	1,870	2,480	4,541
Revenue	607,356	1,558,640	1,426,145

Timing of revenue recognition
Over time	500,049	1,301,019	1,135,108
At a point in time	14,105	48,456	43,293
Revenues accounted for under IFRS 16 / IAS 17	93,202	209,165	247,744
Revenue	607,356	1,558,640	1,426,145